Accounts Payable and Accrued Liabilities Disclosure: Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounts payable and accrued liabilities	$ 86,814	$ 89,772
Trade payables
Accounts payable and accrued liabilities	62,581	60,407
Other payables
Accounts payable and accrued liabilities	18,275
GST payable
Accounts payable and accrued liabilities		7,690
Payable for oil and gas property
Accounts payable and accrued liabilities		14,450
Accrued liabilities-
Accounts payable and accrued liabilities	$ 5,958	$ 7,225